Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,184,882	¥ 1,224,627
Financing liabilities, carrying amount	7,331,120	6,799,010
Accrued expenses, carrying amount	476,300	404,719
Other financial liabilities, carrying amount	127,108	122,624
Non-derivative financial liabilities, carrying amount	9,119,410	8,550,980
Trade payables, contractual cash flows	1,184,882	1,224,627
Financing liabilities, contractual cash flows	7,650,429	7,098,833
Accrued expenses, contractual cash flows	476,300	404,719
Other financial liabilities, contractual cash flows	127,271	123,335
Non-derivative financial liabilities, contractual cash flows	9,438,882	8,851,514
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,184,882	1,224,627
Financing liabilities, contractual cash flows	3,321,576	3,030,934
Accrued expenses, contractual cash flows	476,300	404,719
Other financial liabilities, contractual cash flows	66,240	66,457
Non-derivative financial liabilities, contractual cash flows	5,048,998	4,726,737
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	4,089,215	3,784,440
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	29,615	32,380
Non-derivative financial liabilities, contractual cash flows	4,118,830	3,816,820
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	239,638	283,459
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	31,416	24,498
Non-derivative financial liabilities, contractual cash flows	¥ 271,054	¥ 307,957